Maturities of Advances from Federal Home Loan Advances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 81,000
2014	20,750
2015	16,000
2016	15,000
Thereafter	10,000
Fair value adjustment	(20)
Total	$ 142,730